Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Basic and diluted earnings per share

	Years ended December 31,
	2014	2013	2012
	(millions, except per share data)
Net income (loss) attributable to Willis Group Holdings	$362	$365	$(446)
Basic weighted average number of shares outstanding	178	176	173
Dilutive effect of potentially issuable shares	3	3	—
Diluted weighted average number of shares outstanding	181	179	173
Basic earnings per share:
Net income (loss) attributable to Willis Group Holdings shareholders	$2.03	$2.07	$(2.58)
Dilutive effect of potentially issuable shares	(0.03)	(0.03)	—
Diluted earnings per share:
Net income (loss) attributable to Willis Group Holdings shareholders	$2.00	$2.04	$(2.58)